Long-Term Notes - Additional Information (Detail)	0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Jan. 29, 2008	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 16, 2013 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes USD ($)	Dec. 31, 2014 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes USD ($)	Dec. 31, 2014 Hanwha SolarOne Hong Kong Limited ("SolarOne HK") 2013 Notes CNY
Debt Instrument [Line Items]
Notes issued						$ 100,000,000
Notes maturity period						3 years
Notes interest rate description							The 2013 Notes bear interests at a floating rate indexed to three-month LIBOR plus a margin of 2.23% per annum.
Margin rate over three-month LIBOR							2.23%
Notes payment terms							Interests are payable on a quarterly basis from January 15, 2013 to January 15, 2016.
Notes frequency of periodic payment							Quarterly
Notes maturity date	Jan. 15, 2018						Jan. 15, 2016
Net proceeds from issuance of notes		108,480,000	673,076,000	617,970,000	1,369,370,000		99,700,000
Notes percentage of principal amount redeemed							100.00%
Deferred debt issuance costs							$ 303,323	1,882,000